Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Detailed Information About Trade Receivables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Trade receivables	87,236	182,955
Less: provision for impairment	(3,479)	(18,363)

	83,757	164,592